Offerings - Offering: 1	Aug. 12, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 93,272,887.86
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,280.08
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $14,280.08 was paid in connection with the filing of the Schedule TO-I by Carlyle AlpInvest Private Markets Fund (File No. 005-94305) on May 1, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.